2. ACQUISITION (Tables)	9 Months Ended
Sep. 30, 2012
Acquisition Tables
Purchase price allocation
Fair Value of Tangible Assets acquired	$7,941,000
Intangible assets, subject to amortization	4,975,000
Goodwill	162,000
Liabilities assumed	(660,000)
Total	$12,418,000